TAXES IN INSTALLMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 229,824	R$ 464,827
Current	75,735	280,721
Non-current	154,089	184,106
Federal REFIS Law 11.941/09 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	9,942	17,585
Federal REFIS Law 12.865/13 [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	34,775	39,522
Other Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Unclassified consolidates taxes in installments	R$ 185,107	R$ 407,720